SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of options
Options outstanding as of end of period	3,930,974
Options exercisable as of end of period	3,930,974
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Number of options
Options outstanding as of beginning of period	1,111,000
Forfeited	(119,000)
Options outstanding as of end of period	992,000
Options vested and expected to vest as of end of period	986,342
Options exercisable as of end of period	748,667
Weighted average exercise price
Options outstanding as of beginning of period | $ / shares	$ 0.16
Forfeited | $ / shares	0.16
Options outstanding as of end of period | $ / shares	0.16
Options vested and expected to vest as of end of period | $ / shares	0.16
Options exercisable as of end of period | $ / shares	$ 0.16
China Digital Tv Technology Co Ltd [Member]
Number of options
Options outstanding as of beginning of period	4,048,973
Exercised	(111,090)
Forfeited	(6,909)
Options outstanding as of end of period	3,930,974
Options exercisable as of end of period	3,930,974
Weighted average exercise price
Options outstanding as of beginning of period | $ / shares	$ 1.58
Exercised | $ / shares	0.58
Forfeited | $ / shares	0.81
Options outstanding as of end of period | $ / shares	1.41
Options exercisable as of end of period | $ / shares	$ 1.41